Long-Term Equity Investments, Net - Schedule of Long-Term Equity Investment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Long-Term Equity Investments, Net [Abstract]
Beginning balance	¥ 2,000		¥ 3,000	¥ 6,000
Impairment loss	(1,000)	$ (143)	(1,000)	(3,000)
Addition (Note (b))	11,000
Ending Balance	¥ 12,000	$ 1,716	¥ 2,000	¥ 3,000